Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:

The unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“US GAAP”), and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting, and include the accounts of Fiverr International Ltd and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements as of that date, but does not include all of the disclosures, including certain notes required by US GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 filed with the SEC on February 19, 2025.

In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2025 and the Company’s condensed consolidated results of operations, shareholders’ equity, and cash flows for the six months ended June 30, 2025 and 2024. The results for the six months ended June 30, 2025 are not necessarily indicative of the results to be expected for the full year ending December 31, 2025 or any other future interim or annual period.

Use of estimates
b.	Use of estimates:

The preparation of the condensed consolidated financial statements, in conformity with generally accepted accounting principles, US GAAP, requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes.

The accounting estimates that require management’s subjective judgments include but are not limited to revenue recognition, the valuation of deferred tax assets and uncertain tax position, share-based compensation, purchase price allocation (PPA) including determination of fair value, useful lives impairment of goodwill and intangible assets and the fair value of earn-out and contingent liabilities. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

Concentrations of credit risks
d.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, investment in marketable securities, bank deposits, restricted deposit and derivatives, which are placed in major banks in Israel, Germany and the U.S.

User funds are held by a payment service provider which, pursuant to the agreement, was engaged to hold the user funds on behalf of buyers and sellers in an account segregated from the payment service provider’s operating bank account.

Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its accounts receivables and establishes an allowance for expected losses as necessary.

The Company does not have off-balance sheet concentration of credit risks.

Basic and diluted net income (loss) per share
       e.     Basic and diluted net income (loss) per share:

The Company computes basic net income (loss) per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per share is computed by taking into account the potential dilution that could occur upon the exercise of share options and ESPP and vesting of RSUs and PSUs granted under share-based compensation plans using the treasury stock method and the potential dilution that could occur upon conversion of the convertible notes (including adding back amortization of issuance costs related to the convertible notes) using the if converted method.

In June 30, 2025 and 2024, the number of potentially dilutive RSUs and PSUs, share options to purchase ordinary shares and potentially dilutive ordinary shares from conversion of convertible notes that were excluded from the computation due to the anti-dilutive effect amounted to 2,528,485 and 3,813,893, respectively.

Contract liabilities
       f.     Contract liabilities::

The Company’s contract liabilities mainly consist of deferred revenues and primarily include payments from marketplace activities and other services received in advance for services of the Company’s performance under the contract for which control has not been yet obtained by the customers. Deferred revenues balance amounted to $20,839 and $20,090 for the period ended June 30, 2025 and December 31, 2024, respectively. The change in the deferred revenues balances during the period primarily consisted of increases due to payments received in advance of performance, which were offset by decreases due to revenues recognized in the period. During the period ended June 30, 2025, the company recognized all of the revenue that was included in the current deferred revenues balance at the beginning of the period.

Recently not yet adopted accounting pronouncements
 g.   Recently not yet adopted accounting pronouncements:

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. This ASU requires to disclose disaggregated information about certain income statement expense line items. Entities are required to disclose purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion for each income statement line item that contains those expenses. Specified expenses, gains or losses that are already disclosed under existing US GAAP are required to be included in the disaggregated income statement expense line-item disclosures, and any remaining amounts need to be described qualitatively. Separate disclosures of total selling expenses and an entity’s definition of those expenses are also required. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact of the adoption of this standard on its condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

Certain comparative figures have been reclassified to conform to the current year presentation	h. Certain comparative figures have been reclassified to conform to the current year presentation.